Note 9 - Related Party Transactions (Details Textual) - Moores Cancer Center at University of California San Diego [Member] - USD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Extension for Services Agreement, Amount, Related Parties	$ 300,000
us-gaap_ResearchAndDevelopmentExpenseMember
Related Party Transaction, Amounts of Transaction	$ 215,000	$ 179,000